General Information	6 Months Ended
Jun. 30, 2025
General Information [Abstract]
General Information
1.	General Information

Company’s identity

The accompanying unaudited interim consolidated financial statements include the accounts of Performance Shipping Inc. (or “Performance”) and its wholly-owned subsidiaries (collectively, the “Company”). Performance was incorporated as Diana Containerships Inc. on January 7, 2010, under the laws of the Republic of the Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act. On February 19, 2019, the Company’s Annual Meeting of Shareholders approved an amendment to the Company’s Amended and Restated Articles of Incorporation to change the name of the Company from “Diana Containerships Inc.” to “Performance Shipping Inc.”, which was effected on February 25, 2019.  The Company’s common shares trade on the Nasdaq Capital Market under the ticker symbol “PSHG”.

The Company is a global provider of shipping transportation services through the ownership of tanker vessels, while it owned container vessels since its incorporation through August 2020. The Company operates its fleet through Performance Shipping Management Inc. (ex “Unitized Ocean Transport Limited”, or the “Manager”), a wholly-owned subsidiary. The fees payable to Performance Shipping Management Inc. are eliminated in consolidation as intercompany transactions.

Financial Statements’ presentation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2024 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 16, 2025 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2025 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2025.

The consolidated balance sheet as of December 31, 2024 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

Other matters

Various macroeconomic factors, including rising inflation, higher interest rates, global supply chain constraints, and the effects of overall economic conditions and uncertainties could adversely affect the Company’s results of operations, financial condition, and ability to pay dividends. Additionally, fluctuations in spot charter rates for Aframax tankers may also impact the Company’s revenues. The world economy continues to face actual and potential challenges, including tariffs, trade wars, global public health threats, the outbreak or resurgence of pandemics and epidemics, the Russia-Ukraine and Israel-Hamas wars, the conflict between Israel and Hezbollah, tensions in and around the Red Sea and between Russia and NATO, China and Taiwan disputes, United States and China trade relations, instability between Iran and the West, conflict between Israel and Iran, hostilities between the United States and North Korea, political unrest and conflict in the Middle East, the South China Sea and other regions, tensions between Israel and Iran, and tensions between the U.S. and China, the U.S. and Panama and the U.S. and the European Union and NATO members. Currently, neither the Company’s contracts nor its financial results have been adversely affected by these challenges and conflicts. However, it is possible that third parties with whom the Company has or will have future contracts may be impacted. The uncertainty surrounding the duration, breadth and global impact of these conditions may adversely affect the Company’s business, financial condition, results of operation, and cash flows. The Company also monitors inflation in the United States, Eurozone, and other regions, which may be impacted by global geo-political conditions and the likely shift in policy following numerous elections around the world. Additionally, the company monitors changes in tariffs, trade barriers, and embargos, including recently imposed or announced tariffs by the U.S. and the effects of retaliatory tariffs and countermeasures from affected countries. These pressures affect energy and commodity prices, which may impact the Company’s operating expenses or increase cost of capital for the Company. Furthermore, the intensity, duration and economic impact of the Israel-Hamas war and ongoing Houthi attacks on shipping in the Red Sea is uncertain. Sustained conflicts could decrease worldwide demand for certain goods, adversely affecting shipping and making the long-term net impact on the tanker freight market and the Company’s business difficult to predict with any degree of accuracy.